EMPOWER FUNDS, INC.
EMPOWER INTERNATIONAL INDEX FUND
Schedule of Investments
As of March 31, 2023 (Unaudited)
Shares		Fair Value
COMMON STOCK
Basic Materials — 6.51%
54,277	Air Liquide SA	$ 9,085,397
19,257	Akzo Nobel NV	1,506,186
131,768	Anglo American PLC	4,381,961
41,185	Antofagasta PLC	806,451
55,704	ArcelorMittal SA	1,687,632
6,174	Arkema SA	609,604
132,500	Asahi Kasei Corp(a)	928,045
95,248	BASF SE	5,000,415
525,329	BHP Group Ltd	16,607,693
49,984	BlueScope Steel Ltd	676,551
29,197	Boliden AB	1,146,981
16,288	Brenntag SE	1,225,779
11,297	Chr Hansen Holding A/S	859,368
23,257	Clariant AG	385,818
20,529	Covestro AG(b)	850,178
14,702	Croda International PLC	1,181,281
726	EMS-Chemie Holding AG(c)	600,133
20,277	Evonik Industries AG	426,613
173,133	Fortescue Metals Group Ltd	2,602,458
965	Givaudan SA	3,140,873
1,068,095	Glencore PLC	6,145,358
9,885	Holmen AB Class B	381,089
75,601	ICL Group Ltd	512,240
70,197	IGO Ltd	601,948
50,400	JFE Holdings Inc	639,699
18,969	Johnson Matthey PLC	464,931
18,226	Koninklijke DSM NV	2,156,954
17,734	Mineral Resources Ltd	958,644
135,600	Mitsubishi Chemical Group Corp(a)	806,477
19,700	Mitsui Chemicals Inc	508,665
48,109	Mondi PLC	763,526
90,734	Newcrest Mining Ltd	1,619,636
88,200	Nippon Paint Holdings Co Ltd	829,353
18,600	Nippon Sanso Holdings Corp	336,038
83,774	Nippon Steel Corp(a)	1,975,516
13,000	Nissan Chemical Corp	590,421
14,900	Nitto Denko Corp(a)	964,347
124,149	Northern Star Resources Ltd	1,018,040
21,579	Novozymes A/S Class B	1,104,914
10,581	OCI NV	358,696
91,400	Oji Holdings Corp	361,885
262,945	Pilbara Minerals Ltd	699,539
38,711	Rio Tinto Ltd	3,110,417
116,615	Rio Tinto PLC	7,914,104
191,500	Shin-Etsu Chemical Co Ltd(a)	6,216,290
24,983	Smurfit Kappa Group PLC	906,139
7,438	Solvay SA	850,660
471,515	South32 Ltd	1,381,882
154,200	Sumitomo Chemical Co Ltd(a)	519,188
26,100	Sumitomo Metal Mining Co Ltd(a)	998,688
64,382	Svenska Cellulosa AB SCA Class B(a)	847,946
13,931	Symrise AG	1,516,033
137,900	Toray Industries Inc	788,889
Shares		Fair Value
Basic Materials — (continued)
27,500	Tosoh Corp	$ 373,711
22,582	Umicore SA	766,013
55,157	UPM-Kymmene OYJ	1,852,621
12,358	voestalpine AG	420,207
17,672	Yara International ASA	768,036
		106,738,157
Communications — 4.92%
32,409	Adevinta ASA(c)	230,073
100,079	Auto Trader Group PLC(b)	763,120
220,834	Bezeq The Israeli Telecommunication Corp Ltd	300,652
95,635	Bollore SE(a)(c)	591,184
702,575	BT Group PLC	1,265,128
43,200	CyberAgent Inc	366,026
18,358	Delivery Hero SE(b)(c)	626,284
20,800	Dentsu Group Inc	733,164
336,116	Deutsche Telekom AG	8,144,897
15,137	Elisa OYJ(c)	912,938
138,863	Grab Holdings Ltd Class A(c)	417,978
23,000	Hakuhodo DY Holdings Inc	260,761
2,100	Hikari Tsushin Inc	295,106
388,900	HKT Trust & HKT Ltd	516,256
150,719	Informa PLC	1,291,503
19,441	Just Eat Takeaway.com NV(a)(b)(c)	370,994
167,200	KDDI Corp	5,156,075
344,945	Koninklijke KPN NV	1,218,892
44,600	M3 Inc	1,122,540
25,900	MonotaRO Co Ltd	326,227
6,696	Nice Ltd(c)	1,525,338
125,200	Nippon Telegraph & Telephone Corp	3,741,319
558,477	Nokia OYJ	2,741,512
207,784	Orange SA	2,468,521
70,056	Pearson PLC	732,953
83,446	Prosus NV	6,534,189
24,116	Publicis Groupe SA	1,882,498
90,200	Rakuten Group Inc	420,674
8,225	Scout24 SE(b)	489,217
37,700	Sea Ltd ADR(c)	3,262,935
34,846	SEEK Ltd	563,288
869,200	Singapore Telecommunications Ltd	1,610,516
300,400	SoftBank Corp(a)	3,467,758
125,000	SoftBank Group Corp(a)	4,914,190
201,259	Spark New Zealand Ltd	637,630
2,634	Swisscom AG	1,680,945
60,697	Tele2 AB Class B	604,122
925,736	Telecom Italia SpA(a)(c)	305,295
302,612	Telefonaktiebolaget LM Ericsson Class B(a)	1,773,859
105,749	Telefonica Deutschland Holding AG	325,523
544,232	Telefonica SA	2,343,912
73,510	Telenor ASA	861,917
274,943	Telia Co AB	698,153

See Notes to Schedule of Investments.

March 31, 2023

EMPOWER FUNDS, INC.
EMPOWER INTERNATIONAL INDEX FUND
Schedule of Investments
As of March 31, 2023 (Unaudited)
Shares		Fair Value
Communications — (continued)
428,225	Telstra Group Ltd	$ 1,212,476
14,300	Trend Micro Inc	701,565
9,339	United Internet AG	160,987
77,038	Vivendi SE	778,977
2,718,872	Vodafone Group PLC	2,998,829
6,122	Wix.com Ltd(c)	610,976
26,704	Wolters Kluwer NV	3,371,036
109,178	WPP PLC	1,296,857
266,900	Z Holdings Corp(a)	756,782
13,800	ZOZO Inc	315,633
		80,700,180
Consumer, Cyclical — 13.24%
17,468	Accor SA(c)	567,906
17,283	adidas AG	3,063,814
15,300	Aisin Corp(a)	421,707
17,100	ANA Holdings Inc(a)(c)	371,667
62,867	Aristocrat Leisure Ltd	1,571,831
60,600	Bandai Namco Holdings Inc	1,306,484
103,374	Barratt Developments PLC	594,764
34,427	Bayerische Motoren Werke AG	3,773,169
11,413	Berkeley Group Holdings PLC	591,281
59,300	Bridgestone Corp	2,408,926
35,410	Bunzl PLC	1,337,083
39,403	Burberry Group PLC	1,261,183
54,131	Cie Financiere Richemont SA	8,680,240
71,438	Cie Generale des Etablissements Michelin SCA	2,183,746
46,400	City Developments Ltd	257,471
182,171	Compass Group PLC	4,575,965
11,747	Continental AG	880,200
47,454	Daimler Truck Holding AG(c)	1,601,533
62,800	Daiwa House Industry Co Ltd	1,479,647
44,500	Denso Corp	2,511,911
60,193	Deutsche Lufthansa AG(c)	669,500
2,545	D'ieteren Group	495,214
23,900	Electrolux AB Class B(a)	290,490
58,604	Entain PLC	909,760
19,187	Evolution AB(b)	2,570,645
18,200	Fast Retailing Co Ltd	3,984,208
13,116	Ferrari NV	3,554,239
17,161	Flutter Entertainment PLC(c)	3,122,825
231,000	Galaxy Entertainment Group Ltd(c)	1,545,197
650,566	Genting Singapore Ltd	549,082
78,447	H & M Hennes & Mauritz AB Class B(a)	1,121,599
3,285	Hermes International	6,652,998
169,100	Honda Motor Co Ltd(a)	4,472,892
11,400	Hoshizaki Corp	421,165
16,156	Iida Group Holdings Co Ltd(a)	263,774
6,037	IMCD NV	987,150
113,434	Industria de Diseno Textil SA(a)	3,810,856
Shares		Fair Value
Consumer, Cyclical — (continued)
17,711	InterContinental Hotels Group PLC	$ 1,159,020
62,500	Isuzu Motors Ltd	746,937
123,500	ITOCHU Corp(a)	4,021,956
15,700	Japan Airlines Co Ltd	306,120
11,100	Jardine Cycle & Carriage Ltd	261,394
269,704	JD Sports Fashion PLC	593,778
7,765	Kering SA	5,066,126
208,278	Kingfisher PLC	672,999
22,700	Koito Manufacturing Co Ltd	430,307
10,754	La Francaise des Jeux SAEM(b)	448,203
239,280	Lottery Corp Ltd	822,969
28,719	LVMH Moet Hennessy Louis Vuitton SE	26,361,528
162,800	Marubeni Corp(a)	2,214,034
12,500	MatsukiyoCocokara & Co	662,146
58,500	Mazda Motor Corp	539,604
8,700	McDonald's Holdings Co Japan Ltd	361,695
83,208	Mercedes-Benz Group AG	6,398,954
130,000	Mitsubishi Corp	4,671,739
148,700	Mitsui & Co Ltd	4,634,956
21,603	Moncler SpA	1,492,159
13,243	Next PLC	1,076,056
24,800	NGK Insulators Ltd(a)	328,860
114,500	Nintendo Co Ltd	4,447,363
247,200	Nissan Motor Co Ltd(a)	935,550
8,000	Nitori Holdings Co Ltd	966,095
8,800	Open House Group Co Ltd	330,001
102,500	Oriental Land Co Ltd	3,509,522
40,500	Pan Pacific International Holdings Corp	783,523
230,400	Panasonic Holdings Corp	2,061,415
9,540	Pandora A/S	915,728
31,534	Persimmon PLC	489,454
10,478	Puma SE	649,560
99,601	Qantas Airways Ltd(c)	444,564
541	Rational AG	363,654
21,651	Reece Ltd	253,746
19,780	Renault SA(c)	806,160
258,800	Sands China Ltd(c)	899,069
2,611	SEB SA(a)	297,092
38,800	Sekisui Chemical Co Ltd	551,055
62,300	Sekisui House Ltd	1,269,751
26,500	Sharp Corp(a)(c)	187,368
7,300	Shimano Inc	1,265,716
139,900	Singapore Airlines Ltd	603,455
9,487	Sodexo SA	926,605
130,700	Sony Group Corp	11,904,598
233,316	Stellantis NV	4,245,992
63,300	Subaru Corp	1,010,497
117,900	Sumitomo Corp(a)	2,088,640
76,000	Sumitomo Electric Industries Ltd	976,366
37,200	Suzuki Motor Corp	1,354,728
8,167	Swatch Group AG	1,384,397
375,238	Taylor Wimpey PLC	551,805
11,200	Toho Co Ltd	429,397

See Notes to Schedule of Investments.

March 31, 2023

EMPOWER FUNDS, INC.
EMPOWER INTERNATIONAL INDEX FUND
Schedule of Investments
As of March 31, 2023 (Unaudited)
Shares		Fair Value
Consumer, Cyclical — (continued)
15,500	Toyota Industries Corp	$ 863,522
1,099,675	Toyota Motor Corp	15,654,323
22,500	Toyota Tsusho Corp(a)	959,338
76,229	Universal Music Group NV	1,930,489
22,700	USS Co Ltd	393,836
21,617	Valeo	443,578
3,005	Volkswagen AG	515,435
21,811	Volvo AB Class A	469,153
157,408	Volvo AB Class B(a)	3,243,652
61,940	Volvo Car AB Class B(a)(c)	270,968
10,500	Welcia Holdings Co Ltd	224,790
117,703	Wesfarmers Ltd	3,978,182
21,719	Whitbread PLC	802,055
14,500	Yamaha Corp(a)	560,047
30,700	Yamaha Motor Co Ltd	803,443
23,441	Zalando SE(b)(c)	982,429
		217,131,768
Consumer, Non-Cyclical — 25.11%
16,201	Adecco Group AG	590,122
2,228	Adyen NV(b)(c)	3,550,174
66,200	Aeon Co Ltd	1,284,333
46,300	Ajinomoto Co Inc	1,610,678
51,978	Alcon Inc	3,689,790
46,220	Amadeus IT Group SA(c)	3,100,615
13,136	Amplifon SpA(a)	455,303
90,075	Anheuser-Busch InBev SA(a)	6,004,416
5,744	Argenx SE(c)	2,133,075
46,500	Asahi Group Holdings Ltd	1,730,639
23,700	Asahi Intecc Co Ltd	418,738
45,535	Ashtead Group PLC	2,795,494
37,351	Associated British Foods PLC	896,110
190,400	Astellas Pharma Inc	2,705,073
161,064	AstraZeneca PLC	22,312,021
3,549	Bachem Holding AG(a)	356,895
383	Barry Callebaut AG	811,489
101,879	Bayer AG	6,508,222
10,650	Beiersdorf AG	1,385,437
4,296	BioMerieux	452,870
142,895	Brambles Ltd	1,288,375
220,526	British American Tobacco PLC	7,729,008
189,000	Budweiser Brewing Co APAC Ltd(a)(b)	575,189
31,121	Bureau Veritas SA	894,187
3,973	Carl Zeiss Meditec AG	553,408
10,317	Carlsberg AS Class B	1,600,857
61,973	Carrefour SA	1,252,950
116	Chocoladefabriken Lindt & Spruengli AG	2,542,915
70,700	Chugai Pharmaceutical Co Ltd	1,745,769
281,924	CK Hutchison Holdings Ltd	1,744,164
21,209	Coca-Cola Europacific Partners PLC	1,254,864
20,837	Coca-Cola HBC AG	570,156
6,974	Cochlear Ltd	1,110,262
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
141,532	Coles Group Ltd	$ 1,710,083
12,029	Coloplast A/S Class B	1,583,826
50,007	CSL Ltd	9,684,865
23,200	Dai Nippon Printing Co Ltd(a)	649,565
181,800	Daiichi Sankyo Co Ltd	6,631,636
66,612	Danone SA	4,144,858
53,140	Davide Campari-Milano NV	648,409
10,031	Demant A/S(c)	352,153
235,748	Diageo PLC	10,519,844
2,582	DiaSorin SpA	272,098
16,079	EBOS Group Ltd(a)	468,543
25,253	Edenred	1,494,599
26,000	Eisai Co Ltd	1,476,789
153,893	Endeavour Group Ltd	699,180
30,159	EssilorLuxottica SA(a)	5,438,382
63,396	Essity AB Class B(a)	1,810,837
14,419	Eurofins Scientific SE(a)	965,496
94,735	Experian PLC	3,118,219
61,175	Fisher & Paykel Healthcare Corp Ltd	1,022,658
21,807	Fresenius Medical Care AG & Co KGaA	925,586
44,470	Fresenius SE & Co KGaA	1,200,840
6,753	Genmab A/S(c)	2,552,670
23,164	Getinge AB Class B	564,930
4,400	GMO Payment Gateway Inc	380,941
30,587	Grifols SA(c)	302,759
421,777	GSK PLC	7,451,432
523,958	Haleon PLC	2,081,056
11,721	Heineken Holding NV	1,075,385
27,111	Heineken NV	2,913,112
16,744	HelloFresh SE(c)	399,301
10,693	Henkel AG & Co KGaA	777,884
16,209	Hikma Pharmaceuticals PLC	335,867
21,818	IDP Education Ltd(a)	402,072
91,473	Imperial Brands PLC	2,102,908
16,025	Intertek Group PLC	802,405
3,971	Ipsen SA	437,257
178,452	J Sainsbury PLC	613,863
125,800	Japan Tobacco Inc	2,657,342
11,040	JDE Peet's NV	321,114
29,028	Jeronimo Martins SGPS SA	681,373
48,800	Kao Corp	1,899,554
16,223	Kerry Group PLC Class A	1,617,850
29,450	Kesko OYJ Class B	632,922
15,700	Kikkoman Corp	801,540
87,300	Kirin Holdings Co Ltd	1,381,154
5,700	Kobayashi Pharmaceutical Co Ltd	348,608
15,000	Kobe Bussan Co Ltd	418,833
109,337	Koninklijke Ahold Delhaize NV	3,735,529
93,436	Koninklijke Philips NV	1,716,137
3,700	Kose Corp	439,776
29,200	Kyowa Kirin Co Ltd	637,481
23,303	Lifco AB Class B	502,474
7,723	Lonza Group AG	4,649,244
25,047	L'Oreal SA	11,192,117
292,505	Medibank Pvt Ltd	660,087

See Notes to Schedule of Investments.

March 31, 2023

EMPOWER FUNDS, INC.
EMPOWER INTERNATIONAL INDEX FUND
Schedule of Investments
As of March 31, 2023 (Unaudited)
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
24,200	MEIJI Holdings Co Ltd(a)	$ 575,555
13,549	Merck KGaA	2,526,017
44,434	Mowi ASA	821,851
285,709	Nestle SA	34,836,660
57,370	Nexi SpA(b)(c)	466,256
31,600	Nihon M&A Center Holdings Inc(a)	236,854
4,900	Nippon Shinyaku Co Ltd	216,213
21,625	Nisshin Seifun Group Inc	253,075
6,500	Nissin Foods Holdings Co Ltd	594,359
7,190	NMC Health PLC(c)(d)	443
224,340	Novartis AG	20,598,570
171,773	Novo Nordisk A/S Class B	27,281,226
59,131	Ocado Group PLC(a)(c)	391,382
125,300	Olympus Corp	2,200,614
37,800	Ono Pharmaceutical Co Ltd	787,684
10,898	Orion OYJ Class B	487,120
81,658	Orkla ASA	579,160
39,400	Otsuka Holdings Co Ltd	1,250,935
21,399	Pernod Ricard SA	4,845,416
18,600	Persol Holdings Co Ltd(a)	374,510
23,717	QIAGEN NV(c)	1,080,230
19,476	Ramsay Health Care Ltd	870,248
12,100	Randstad NV(a)	718,316
74,213	Reckitt Benckiser Group PLC	5,644,077
10,740	Recordati Industria Chimica e Farmaceutica SpA	454,297
149,500	Recruit Holdings Co Ltd	4,112,601
198,613	RELX PLC	6,429,973
2,408	Remy Cointreau SA	438,459
256,371	Rentokil Initial PLC	1,873,056
75,580	Roche Holding AG	21,636,069
6,139	Salmar ASA	267,413
118,295	Sanofi	12,832,545
2,961	Sartorius Stedim Biotech	908,425
22,200	Secom Co Ltd	1,368,135
52,617	Securitas AB Class B(a)	468,062
78,300	Seven & i Holdings Co Ltd	3,537,135
666	SGS SA	1,469,029
27,000	Shionogi & Co Ltd	1,217,849
41,100	Shiseido Co Ltd	1,926,901
29,768	Siemens Healthineers AG(b)	1,716,193
91,336	Smith & Nephew PLC	1,269,047
47,351	Sonic Healthcare Ltd	1,110,046
5,420	Sonova Holding AG	1,598,839
11,315	Straumann Holding AG	1,697,077
14,300	Suntory Beverage & Food Ltd	532,653
18,591	Swedish Orphan Biovitrum AB(c)	433,181
17,600	Sysmex Corp	1,155,116
155,852	Takeda Pharmaceutical Co Ltd(a)	5,118,735
66,500	Terumo Corp	1,798,515
767,557	Tesco PLC	2,515,423
118,963	Teva Pharmaceutical Industries Ltd Sponsored ADR(c)	1,052,823
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
27,800	TOPPAN Inc	$ 560,235
320,882	Transurban Group	3,063,903
77,584	Treasury Wine Estates Ltd	681,093
13,326	UCB SA	1,191,033
41,000	Unicharm Corp	1,685,336
262,868	Unilever PLC	13,619,865
848,145	WH Group Ltd(b)	505,619
195,700	Wilmar International Ltd	620,000
126,783	Woolworths Group Ltd	3,223,163
25,401	Worldline SA(b)(c)	1,079,510
13,600	Yakult Honsha Co Ltd	988,181
		411,751,347
Diversified — 0.07%
16,979	Jardine Matheson Holdings Ltd	825,179
48,500	Swire Pacific Ltd Class A	372,722
		1,197,901
Energy — 4.59%
31,618	Aker BP ASA	775,432
25,476	Ampol Ltd	519,402
126,545	APA Group	859,646
1,881,823	BP PLC	11,891,715
7,111	Corp ACCIONA Energias Renovables SA	275,778
10,672	DCC PLC(c)	621,950
307,850	ENEOS Holdings Inc(a)	1,080,095
260,129	Eni SpA	3,627,871
98,168	Equinor ASA	2,790,761
54,713	Galp Energia SGPS SA	619,095
22,556	Idemitsu Kosan Co Ltd(a)	493,813
110,700	Inpex Corp	1,171,486
43,070	Neste OYJ	2,127,835
15,993	OMV AG	734,452
141,561	Repsol SA	2,176,921
332,790	Santos Ltd	1,531,632
4,711,491	Sembcorp Marine Ltd(c)	422,859
731,872	Shell PLC	20,852,696
258,025	TotalEnergies SE(a)	15,214,180
105,693	Vestas Wind Systems A/S	3,080,361
196,901	Woodside Energy Group Ltd	4,398,794
		75,266,774
Financial — 19.48%
102,816	3i Group PLC	2,142,398
43,927	ABN AMRO Bank NV(b)	696,573
226,326	abrdn PLC	569,351
19,751	Admiral Group PLC	495,720
177,025	Aegon NV	760,003
16,845	AerCap Holdings NV(c)	947,194
17,303	Ageas SA	748,502
1,226,200	AIA Group Ltd	12,859,599
115,943	AIB Group PLC	469,286
41,825	Allianz SE	9,654,760
6,454	Amundi SA(b)	406,662
310,193	ANZ Group Holdings Ltd	4,780,107

See Notes to Schedule of Investments.

March 31, 2023

EMPOWER FUNDS, INC.
EMPOWER INTERNATIONAL INDEX FUND
Schedule of Investments
As of March 31, 2023 (Unaudited)
Shares		Fair Value
Financial — (continued)
112,751	Aroundtown SA(a)	$ 161,183
113,348	Assicurazioni Generali SpA	2,258,424
20,268	ASX Ltd	885,116
296,589	Aviva PLC	1,481,128
195,060	AXA SA	5,952,785
4,568	Azrieli Group Ltd	262,470
4,695	Baloise Holding AG	731,088
625,329	Banco Bilbao Vizcaya Argentaria SA(a)	4,470,730
1,741,594	Banco Santander SA	6,490,021
127,949	Bank Hapoalim BM	1,064,856
155,551	Bank Leumi Le-Israel BM	1,176,710
109,435	Bank of Ireland Group PLC	1,107,302
3,271	Banque Cantonale Vaudoise	308,671
1,664,910	Barclays PLC	2,996,253
115,202	BNP Paribas SA	6,879,615
393,500	BOC Hong Kong Holdings Ltd	1,225,066
90,342	British Land Co PLC REIT	433,227
451,315	CaixaBank SA	1,761,020
336,140	CapitaLand Ascendas REIT	724,789
565,604	CapitaLand Integrated Commercial Trust REIT(c)	843,559
281,657	Capitaland Investment Ltd	781,462
50,000	Chiba Bank Ltd	322,713
205,924	CK Asset Holdings Ltd	1,248,450
113,631	Commerzbank AG(c)	1,196,340
175,724	Commonwealth Bank of Australia(a)	11,602,253
102,800	Concordia Financial Group Ltd(a)	378,915
5,265	Covivio SA REIT	306,267
127,884	Credit Agricole SA	1,442,691
359,610	Credit Suisse Group AG	322,939
100,600	Dai-ichi Life Holdings Inc	1,849,378
6,700	Daito Trust Construction Co Ltd	667,520
226	Daiwa House Investment Corp REIT	463,076
134,400	Daiwa Securities Group Inc(a)	630,957
72,545	Danske Bank A/S(c)	1,459,518
187,876	DBS Group Holdings Ltd	4,670,925
212,269	Deutsche Bank AG	2,158,615
19,745	Deutsche Boerse AG	3,844,569
115,136	Dexus REIT	582,107
95,463	DNB Bank ASA	1,708,382
36,167	EQT AB	738,797
36,620	Erste Group Bank AG	1,213,203
203,400	ESR Group Ltd(a)(b)	364,754
4,407	Eurazeo SE	313,693
9,174	Euronext NV(b)	702,501
11,546	EXOR NV(c)	952,082
66,859	Fastighets AB Balder Class B(a)(c)	274,696
63,143	FinecoBank Banca Fineco SpA(a)	967,425
5,088	First International Bank of Israel Ltd	180,103
5,800	Futu Holdings Ltd ADR(c)	300,730
Shares		Fair Value
Financial — (continued)
4,754	Gecina SA REIT	$ 493,470
20,580	Gjensidige Forsikring ASA	336,530
472	GLP J-REIT	510,198
173,717	Goodman Group REIT	2,204,439
195,052	GPT Group REIT	557,411
10,473	Groupe Bruxelles Lambert NV	893,770
212,000	Hang Lung Properties Ltd	396,697
80,800	Hang Seng Bank Ltd	1,148,599
6,434	Hannover Rueck SE	1,258,370
38,041	Hargreaves Lansdown PLC	376,756
149,830	Henderson Land Development Co Ltd	518,381
124,912	Hong Kong Exchanges & Clearing Ltd	5,536,691
118,800	Hongkong Land Holdings Ltd	522,656
2,070,655	HSBC Holdings PLC	14,070,576
41,200	Hulic Co Ltd	338,881
14,518	Industrivarden AB Class A	392,386
15,361	Industrivarden AB Class C	414,199
386,446	ING Groep NV	4,589,200
262,513	Insurance Australia Group Ltd	826,310
1,686,337	Intesa Sanpaolo SpA	4,327,907
53,435	Investor AB Class A	1,090,340
189,467	Investor AB Class B	3,774,296
134,521	Israel Discount Bank Ltd Class A	660,798
53,700	Japan Exchange Group Inc(a)	821,281
757	Japan Metropolitan Fund Invest REIT	552,801
150,800	Japan Post Bank Co Ltd(a)	1,231,653
242,700	Japan Post Holdings Co Ltd(a)	1,969,747
21,300	Japan Post Insurance Co Ltd(a)	331,979
130	Japan Real Estate Investment Corp REIT	518,081
22,587	Julius Baer Group Ltd	1,542,883
25,447	KBC Group NV	1,748,490
24,222	Kinnevik AB Class B(c)	362,189
21,901	Klepierre SA REIT(a)	496,546
8,148	L E Lundbergforetagen AB Class B	369,002
76,632	Land Securities Group PLC REIT	588,077
7,789	LEG Immobilien SE	428,054
614,276	Legal & General Group PLC	1,816,017
299,244	Link REIT	1,924,209
7,008,371	Lloyds Banking Group PLC	4,120,107
39,407	London Stock Exchange Group PLC	3,826,598
264,178	M&G PLC	647,342
38,074	Macquarie Group Ltd	4,507,944
337,538	Mapletree Logistics Trust REIT	435,412
243,500	Mapletree Pan Asia Commercial Trust REIT	330,141
58,178	Mediobanca Banca di Credito Finanziario SpA(c)	584,629

See Notes to Schedule of Investments.

March 31, 2023

EMPOWER FUNDS, INC.
EMPOWER INTERNATIONAL INDEX FUND
Schedule of Investments
As of March 31, 2023 (Unaudited)
Shares		Fair Value
Financial — (continued)
426,418	Melrose Industries PLC	$ 877,963
403,433	Mirvac Group REIT	565,055
116,700	Mitsubishi Estate Co Ltd	1,388,108
71,100	Mitsubishi HC Capital Inc	367,142
1,239,700	Mitsubishi UFJ Financial Group Inc	7,944,826
94,000	Mitsui Fudosan Co Ltd	1,765,738
16,512	Mizrahi Tefahot Bank Ltd	517,632
251,510	Mizuho Financial Group Inc(a)	3,563,285
45,200	MS&AD Insurance Group Holdings Inc(a)	1,400,788
14,529	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	5,079,880
326,931	National Australia Bank Ltd(a)	6,091,817
553,884	NatWest Group PLC	1,806,644
156,108	New World Development Co Ltd	418,464
164	Nippon Building Fund Inc REIT	682,657
234	Nippon Prologis REIT Inc	495,389
27,895	NN Group NV	1,012,869
304,400	Nomura Holdings Inc	1,173,559
13,500	Nomura Real Estate Holdings Inc(a)	298,939
435	Nomura Real Estate Master Fund Inc REIT	487,455
344,051	Nordea Bank Abp	3,673,878
125,800	ORIX Corp	2,074,192
352,685	Oversea-Chinese Banking Corp Ltd	3,287,655
2,380	Partners Group Holding AG	2,241,300
81,039	Phoenix Group Holdings PLC	547,331
285,824	Prudential PLC	3,911,601
155,540	QBE Insurance Group Ltd	1,522,816
5,651	REA Group Ltd	526,918
217,400	Resona Holdings Inc(a)	1,048,768
18,139	Sagax AB Class B	418,111
49,769	Sampo OYJ Class A	2,348,368
26,340	SBI Holdings Inc(a)	523,108
542,344	Scentre Group REIT	1,003,923
92,972	Schroders PLC	530,051
126,303	Segro PLC REIT	1,202,817
48,200	Shizuoka Financial Group Inc(a)	346,120
91,800	Singapore Exchange Ltd	650,082
370,135	Sino Land Co Ltd	500,542
169,435	Skandinaviska Enskilda Banken AB Class A	1,870,269
83,331	Societe Generale SA	1,877,569
1,613	Sofina SA(a)	362,277
33,050	Sompo Holdings Inc(a)	1,309,610
57,640	St James's Place PLC	864,554
254,450	Standard Chartered PLC	1,927,856
246,788	Stockland REIT	660,847
135,400	Sumitomo Mitsui Financial Group Inc(a)	5,418,379
34,986	Sumitomo Mitsui Trust Holdings Inc	1,201,978
Shares		Fair Value
Financial — (continued)
32,800	Sumitomo Realty & Development Co Ltd	$ 740,672
148,500	Sun Hung Kai Properties Ltd	2,080,427
132,623	Suncorp Group Ltd	1,077,578
151,932	Svenska Handelsbanken AB Class A(a)	1,315,862
92,130	Swedbank AB Class A(a)	1,515,043
114,400	Swire Properties Ltd	294,432
3,135	Swiss Life Holding AG	1,934,629
8,285	Swiss Prime Site AG	688,961
31,477	Swiss Re AG	3,233,743
54,500	T&D Holdings Inc	675,466
190,600	Tokio Marine Holdings Inc(a)	3,668,089
38,708	Tryg A/S	846,373
347,232	UBS Group AG	7,347,707
12,019	Unibail-Rodamco-Westfield REIT(a)(c)	646,697
200,819	UniCredit SpA	3,785,026
120,606	United Overseas Bank Ltd	2,705,077
50,906	UOL Group Ltd	265,795
419,951	Vicinity Ltd REIT	549,231
73,925	Vonovia SE	1,392,369
17,862	Warehouses De Pauw CVA REIT	531,149
23,153	Washington H Soul Pattinson & Co Ltd	469,236
2,952	Wendel SE	312,145
363,069	Westpac Banking Corp	5,286,136
177,300	Wharf Real Estate Investment Co Ltd	1,020,782
15,602	Zurich Insurance Group AG	7,476,458
		319,429,485
Industrial — 13.65%
163,000	ABB Ltd	5,607,449
2,536	Acciona SA	508,824
23,148	ACS Actividades de Construccion y Servicios SA	737,237
7,789	Aena SME SA(b)(c)	1,259,552
3,115	Aeroports de Paris(c)	444,705
19,700	AGC Inc	734,435
61,304	Airbus SE	8,188,258
30,252	Alfa Laval AB	1,080,211
32,194	Alstom SA(a)	876,528
333	AP Moller - Maersk A/S Class A	590,757
531	AP Moller - Maersk A/S Class B	965,204
104,337	Assa Abloy AB Class B	2,499,131
279,794	Atlas Copco AB Class A	3,544,527
159,291	Atlas Copco AB Class B	1,832,284
126,746	Auckland International Airport Ltd(a)(c)	689,750
188,256	Aurizon Holdings Ltd	424,020
12,700	Azbil Corp	347,847
321,865	BAE Systems PLC	3,892,510
24,180	Bouygues SA	815,501
25,300	Brother Industries Ltd	381,168

See Notes to Schedule of Investments.

March 31, 2023

EMPOWER FUNDS, INC.
EMPOWER INTERNATIONAL INDEX FUND
Schedule of Investments
As of March 31, 2023 (Unaudited)
Shares		Fair Value
Industrial — (continued)
59,565	Cellnex Telecom SA(b)	$ 2,316,353
15,200	Central Japan Railway Co	1,813,659
50,832	Cie de Saint-Gobain(c)	2,889,486
69,000	CK Infrastructure Holdings Ltd	375,421
104,954	CNH Industrial NV	1,605,926
77,568	CRH PLC	3,918,774
31,200	Daifuku Co Ltd	579,296
25,900	Daikin Industries Ltd	4,646,630
2,738	Dassault Aviation SA	541,662
102,794	Deutsche Post AG	4,814,444
9,000	Disco Corp	1,046,985
19,466	DSV A/S	3,774,410
31,200	East Japan Railway Co	1,726,657
8,813	Eiffage SA	953,711
2,859	Elbit Systems Ltd	486,918
68,221	Epiroc AB Class A	1,354,188
40,252	Epiroc AB Class B	686,315
100,000	FANUC Corp	3,611,219
50,915	Ferrovial SA	1,499,308
12,500	Fuji Electric Co Ltd	493,629
15,774	GEA Group AG	719,575
3,671	Geberit AG	2,050,060
47,137	Getlink SE	776,332
39,907	Halma PLC	1,101,193
24,300	Hankyu Hanshin Holdings Inc	720,544
14,962	HeidelbergCement AG	1,092,488
203,411	Hexagon AB Class B	2,341,140
3,079	Hirose Electric Co Ltd	402,815
11,500	Hitachi Construction Machinery Co Ltd(a)	268,034
100,500	Hitachi Ltd	5,523,549
57,639	Holcim AG	3,717,217
37,100	Hoya Corp	4,100,007
46,690	Husqvarna AB Class B(a)	405,260
12,000	Ibiden Co Ltd(a)	481,240
29,308	Indutrade AB	623,703
32,200	Infrastrutture Wireless Italiane SpA(b)	423,056
16,578	Investment AB Latour Class B	337,497
46,628	James Hardie Industries PLC	1,003,608
19,100	JSR Corp	451,835
45,800	Kajima Corp	552,689
10,700	Keio Corp	375,728
13,000	Keisei Electric Railway Co Ltd	400,431
142,200	Keppel Corp Ltd	603,315
20,260	Keyence Corp	9,929,603
16,330	Kingspan Group PLC	1,119,023
18,500	Kintetsu Group Holdings Co Ltd(a)	595,957
7,161	Knorr-Bremse AG	477,003
94,900	Komatsu Ltd	2,355,906
35,614	Kone OYJ Class B	1,857,422
9,990	Kongsberg Gruppen ASA	403,823
106,600	Kubota Corp	1,616,198
Shares		Fair Value
Industrial — (continued)
5,717	Kuehne + Nagel International AG	$ 1,702,724
11,100	Kurita Water Industries Ltd	508,458
32,800	Kyocera Corp	1,711,044
27,920	Legrand SA	2,551,126
77,039	Lendlease Corp Ltd	374,919
29,500	Lixil Corp(a)	486,923
22,900	Makita Corp	570,322
65,937	Metso Outotec OYJ	719,995
37,300	MINEBEA MITSUMI Inc	712,299
30,200	MISUMI Group Inc	758,875
201,500	Mitsubishi Electric Corp	2,407,952
33,700	Mitsubishi Heavy Industries Ltd	1,241,542
35,600	Mitsui OSK Lines Ltd(a)	892,764
165,202	MTR Corp Ltd	797,313
5,500	MTU Aero Engines AG	1,376,325
60,000	Murata Manufacturing Co Ltd	3,656,715
156,751	Nibe Industrier AB Class B	1,786,824
46,100	Nidec Corp	2,399,091
8,000	Nippon Express Holdings Inc	482,723
51,200	Nippon Yusen KK(a)	1,195,947
141,263	Norsk Hydro ASA	1,054,305
69,400	Obayashi Corp(a)	531,080
31,500	Odakyu Electric Railway Co Ltd	409,825
19,800	Omron Corp	1,158,832
48,062	Orica Ltd	496,500
51,868	Poste Italiane SpA(b)	528,930
27,094	Prysmian SpA	1,137,701
4,641	Rheinmetall AG	1,374,904
798	ROCKWOOL A/S Class B	195,684
860,076	Rolls-Royce Holdings PLC(c)	1,583,921
35,444	Safran SA	5,247,034
112,135	Sandvik AB	2,380,155
6,832	Schindler Holding AG	1,488,573
56,261	Schneider Electric SE	9,402,599
27,900	SG Holdings Co Ltd	413,706
25,200	Shimadzu Corp	791,093
61,400	Shimizu Corp	347,968
79,331	Siemens AG	12,851,987
54,137	Siemens Energy AG(a)(c)	1,193,806
32,415	SIG Group AG	835,114
15,145	Sika AG	4,248,103
158,400	Singapore Technologies Engineering Ltd	436,053
139,000	SITC International Holdings Co Ltd	298,733
34,544	Skanska AB Class B(a)	529,099
41,102	SKF AB Class B(a)	809,583
6,000	SMC Corp	3,180,698
35,767	Smiths Group PLC	758,349
7,757	Spirax-Sarco Engineering PLC	1,138,418
59,507	Stora Enso OYJ Class R	774,182
19,400	Taisei Corp(a)	600,214
40,400	TDK Corp	1,450,204
143,500	Techtronic Industries Co Ltd	1,554,839
46,584	Tenaris SA	660,061

See Notes to Schedule of Investments.

March 31, 2023

EMPOWER FUNDS, INC.
EMPOWER INTERNATIONAL INDEX FUND
Schedule of Investments
As of March 31, 2023 (Unaudited)
Shares		Fair Value
Industrial — (continued)
11,297	Thales SA	$ 1,670,233
20,400	Tobu Railway Co Ltd	488,392
56,800	Tokyu Corp	756,129
39,400	Toshiba Corp	1,323,036
14,600	TOTO Ltd(a)	489,154
2,892	VAT Group AG(b)	1,044,832
31,100	Venture Corp Ltd	413,924
55,810	Vinci SA	6,398,221
50,990	Wartsila OYJ Abp(a)	481,209
23,400	West Japan Railway Co	963,883
181,000	Xinyi Glass Holdings Ltd	323,791
30,000	Yamato Holdings Co Ltd	514,959
25,100	Yaskawa Electric Corp	1,100,884
24,100	Yokogawa Electric Corp	392,433
		223,938,354
Technology — 6.06%
19,200	Advantest Corp(a)	1,779,961
4,939	ASM International NV	2,004,753
41,832	ASML Holding NV	28,506,460
13,300	BayCurrent Consulting Inc	552,191
8,667	Bechtle AG	415,043
104,500	Canon Inc	2,327,201
17,800	Capcom Co Ltd(a)	637,073
17,094	Capgemini SE	3,176,686
10,181	Check Point Software Technologies Ltd(c)	1,323,530
53,860	Computershare Ltd	782,327
4,297	CyberArk Software Ltd(c)	635,870
68,660	Dassault Systemes SE	2,832,309
71,648	Embracer Group AB(a)(c)	335,839
37,100	FUJIFILM Holdings Corp	1,883,307
20,600	Fujitsu Ltd	2,783,683
13,900	Hamamatsu Photonics KK	749,791
135,426	Infineon Technologies AG	5,561,320
9,800	Itochu Techno-Solutions Corp	241,472
12,940	Koei Tecmo Holdings Co Ltd(a)	233,870
9,800	Konami Group Corp(a)	449,797
8,000	Lasertec Corp	1,421,436
18,474	Logitech International SA(a)	1,078,264
26,200	NEC Corp(a)	1,011,456
6,147	Nemetschek SE	424,334
50,500	Nexon Co Ltd	1,205,878
40,369	Nomura Research Institute Ltd	944,139
67,800	NTT Data Corp(a)	891,336
7,200	Obic Co Ltd	1,140,433
3,500	Oracle Corp Japan	252,773
12,000	Otsuka Corp	426,177
119,500	Renesas Electronics Corp(c)	1,730,457
53,100	Ricoh Co Ltd(a)	398,310
9,000	Rohm Co Ltd	750,118
107,898	Sage Group PLC	1,035,164
108,287	SAP SE	13,673,516
16,200	SCSK Corp	237,199
30,600	Seiko Epson Corp(a)	437,214
Shares		Fair Value
Technology — (continued)
9,100	Square Enix Holdings Co Ltd(a)	$ 437,307
71,529	STMicroelectronics NV	3,811,345
35,500	SUMCO Corp	534,060
6,224	Teleperformance	1,503,937
6,795	Temenos AG	472,838
22,900	TIS Inc	605,605
46,200	Tokyo Electron Ltd(a)	5,644,073
11,664	Tower Semiconductor Ltd(c)	497,212
15,196	WiseTech Global Ltd	669,439
14,376	Xero Ltd(c)	871,924
		99,318,427
Utilities — 3.20%
2,326	BKW AG	365,713
68,800	Chubu Electric Power Co Inc(a)	725,800
172,000	CLP Holdings Ltd	1,242,895
234,841	E.ON SE	2,929,588
303,721	EDP - Energias de Portugal SA	1,654,957
27,425	EDP Renovaveis SA	628,198
3,276	Elia Group SA	432,618
25,321	Enagas SA	486,563
34,021	Endesa SA	738,933
843,435	Enel SpA	5,144,091
190,858	Engie SA	3,020,284
48,122	Fortum OYJ(c)	737,161
1,186,229	Hong Kong & China Gas Co Ltd(a)	1,044,371
637,214	Iberdrola SA(c)	7,938,311
72,200	Kansai Electric Power Co Inc	703,151
66,818	Mercury NZ Ltd	264,292
133,408	Meridian Energy Ltd	438,890
379,559	National Grid PLC	5,131,928
15,485	Naturgy Energy Group SA(a)	466,155
179,021	Origin Energy Ltd	996,982
19,904	Orsted AS(b)	1,697,174
38,800	Osaka Gas Co Ltd	637,399
147,000	Power Assets Holdings Ltd	788,629
44,035	Red Electrica Corp SA	774,857
67,379	RWE AG	2,899,222
25,091	Severn Trent PLC	890,992
211,699	Snam SpA	1,122,441
110,603	SSE PLC	2,467,281
148,266	Terna - Rete Elettrica Nazionale	1,216,882
153,100	Tokyo Electric Power Co Holdings Inc(c)	546,906
39,200	Tokyo Gas Co Ltd	736,694
72,115	United Utilities Group PLC	943,352
67,707	Veolia Environnement SA	2,089,257
7,380	Verbund AG	641,936
		52,543,903
TOTAL COMMON STOCK — 96.83% (Cost $1,460,243,530)		$1,588,016,296

See Notes to Schedule of Investments.

March 31, 2023

EMPOWER FUNDS, INC.
EMPOWER INTERNATIONAL INDEX FUND
Schedule of Investments
As of March 31, 2023 (Unaudited)
Shares		Fair Value
PREFERRED STOCK
Consumer, Cyclical — 0.35%
6,286	Bayerische Motoren Werke AG	$ 642,547
11,901	Dr Ing hc F Porsche AG	1,527,491
15,202	Porsche Automobil Holding SE	872,706
19,465	Volkswagen AG	2,656,445
		5,699,189
Consumer, Non-Cyclical — 0.09%
18,932	Henkel AG & Co KGaA	1,481,133
Industrial — 0.06%
2,582	Sartorius AG	1,088,205
TOTAL PREFERRED STOCK — 0.50% (Cost $8,727,538)		$8,268,527
RIGHTS
Industrial — 0.00%(e)
13,981	ACS Actividades de Construccion y Servicios SA(c)(d)	18,950
TOTAL RIGHTS — 0.00%(e) (Cost $20,502)—		$18,950
GOVERNMENT MONEY MARKET MUTUAL FUNDS
5,164,000	Dreyfus Institutional Preferred Government Plus Money Market Fund Class SL(f), 4.89%(g)	5,164,000
TOTAL GOVERNMENT MONEY MARKET MUTUAL FUNDS — 0.32% (Cost $5,164,000)		$5,164,000
Principal Amount		Fair Value
SHORT TERM INVESTMENTS
Repurchase Agreements — 8.04%
$34,253,460	Undivided interest of 22.99% in a repurchase agreement (principal amount/value $149,316,406 with a maturity value of $149,376,381) with RBC Capital Markets Corp, 4.82%, dated 3/31/23 to be repurchased at $34,253,460 on 4/3/23 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 6.38%, 4/6/23 - 2/20/53, with a value of $152,302,735.(f)	$ 34,253,460
34,253,460	Undivided interest of 23.04% in a repurchase agreement (principal amount/value $148,993,698 with a maturity value of $149,053,544) with Bank of America Securities Inc, 4.82%, dated 3/31/23 to be repurchased at $34,253,460 on 4/3/23 collateralized by various U.S. Government Agency securities, 1.50% - 3.00%, 11/1/49 - 2/1/51, with a value of $151,973,572.(f)	34,253,460
34,253,460	Undivided interest of 23.31% in a repurchase agreement (principal amount/value $147,303,869 with a maturity value of $147,362,913) with Citigroup Global Markets Inc, 4.81%, dated 3/31/23 to be repurchased at $34,253,460 on 4/3/23 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 1.50% - 7.00%, 12/26/24 - 3/20/53, with a value of $150,249,951.(f)	34,253,460

See Notes to Schedule of Investments.

March 31, 2023

EMPOWER FUNDS, INC.
EMPOWER INTERNATIONAL INDEX FUND
Schedule of Investments
As of March 31, 2023 (Unaudited)
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$29,080,645	Undivided interest of 33.43% in a repurchase agreement (principal amount/value $87,195,742 with a maturity value of $87,230,620) with Scotia Capital (USA) Inc, 4.80%, dated 3/31/23 to be repurchased at $29,080,645 on 4/3/23 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.63% - 6.00%, 5/31/27 - 2/1/53, with a value of $88,975,233.(f)	$ 29,080,645
TOTAL SHORT TERM INVESTMENTS — 8.04% (Cost $131,841,025)		$131,841,025
TOTAL INVESTMENTS — 105.69% (Cost $1,605,996,595)		$1,733,308,798
OTHER ASSETS & LIABILITIES, NET — (5.69)%		$(93,287,627)
TOTAL NET ASSETS — 100.00%		$1,640,021,171
(a)	All or a portion of the security is on loan at March 31, 2023.
(b)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended.
(c)	Non-income producing security.
(d)	Security is fair valued using significant unobservable inputs.
(e)	Represents less than 0.005% of net assets.
(f)	Collateral received for securities on loan.
(g)	Rate shown is the 7-day yield as of March 31, 2023.
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
At March 31, 2023, the Fund held the following outstanding exchange traded futures contracts:
Description	Number of Contracts		Notional Amount	Expiration Date	Fair Value and Net Unrealized Appreciation
Long
MSCI EAFE Index Futures	405	USD	42,454,125	June 2023	$1,686,151
				Net Appreciation	$1,686,151
At March 31, 2023, the Fund held the following over-the-counter (OTC) forward foreign currency contracts:
Counterparty	Currency Purchased	Quantity of Currency Purchased	Currency Sold	Quantity of Currency Sold	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
CGM	USD	1,341,363	EUR	1,233,705	April 12, 2023	$2,482
CGM	USD	6,866	GBP	5,801	April 18, 2023	(293)
CGM	USD	2,858	ILS	10,193	April 04, 2023	23
CGM	USD	7,503	JPY	1,012,860	May 02, 2023	(165)
See Notes to Schedule of Investments.

March 31, 2023

EMPOWER FUNDS, INC.
EMPOWER INTERNATIONAL INDEX FUND
Schedule of Investments
As of March 31, 2023 (Unaudited)
Counterparty	Currency Purchased	Quantity of Currency Purchased	Currency Sold	Quantity of Currency Sold	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
CGM	USD	4,680	JPY	631,040	May 09, 2023	$(102)
CGM	USD	4,205	JPY	566,950	May 10, 2023	(92)
CGM	USD	7,986	JPY	1,075,758	May 16, 2023	(174)
CGM	USD	7,718	JPY	1,038,816	May 22, 2023	(169)
CGM	USD	9,101	JPY	1,224,611	May 24, 2023	(198)
CGM	USD	48,771	JPY	6,435,826	May 25, 2023	(108)
CGM	USD	9,029	JPY	1,185,750	May 26, 2023	22
CGM	USD	6,013	JPY	789,213	May 30, 2023	15
CGM	USD	72,915	JPY	9,568,790	May 31, 2023	182
CGM	USD	60,625	JPY	7,954,725	June 01, 2023	152
CGM	USD	196,748	JPY	25,812,089	June 02, 2023	490
CGM	USD	219,923	JPY	28,835,463	June 06, 2023	546
CGM	USD	20,052	JPY	2,628,795	June 07, 2023	49
CGM	USD	98,580	JPY	12,919,915	June 09, 2023	243
CGM	USD	4,111	JPY	538,560	June 12, 2023	10
CGM	USD	12,881	JPY	1,687,250	June 13, 2023	32
CGM	USD	9,619	JPY	1,259,700	June 14, 2023	24
CGM	USD	10,305	JPY	1,349,205	June 16, 2023	25
CGM	USD	163,155	JPY	21,353,037	June 20, 2023	363
CGM	USD	78,650	JPY	10,289,930	June 21, 2023	190
CGM	USD	123,784	JPY	16,192,685	June 22, 2023	298
CGM	USD	255,654	JPY	33,438,235	June 23, 2023	614
CGM	USD	139,308	JPY	18,212,431	June 26, 2023	336
CGM	USD	378,464	JPY	49,471,844	June 27, 2023	907
CGM	USD	142,374	JPY	18,608,115	June 28, 2023	341
CGM	USD	166,028	JPY	21,696,462	June 29, 2023	396
CGM	USD	760,663	JPY	99,389,531	June 30, 2023	1,808
CGM	USD	11,234	JPY	1,463,615	July 19, 2023	28
CGM	USD	12,974	SEK	134,436	April 04, 2023	19
CGM	USD	98,313	SEK	1,022,912	April 05, 2023	(270)
CGM	USD	86,872	SEK	900,338	April 06, 2023	98
MEL	USD	7,113	AUD	10,547	April 04, 2023	62
MEL	USD	4,730	AUD	7,108	April 05, 2023	(22)
MEL	USD	45,075	AUD	67,251	April 13, 2023	100
MEL	USD	31,178	AUD	46,212	April 14, 2023	272
MEL	USD	67,731	AUD	102,292	April 20, 2023	(695)
MEL	USD	132,269	CHF	121,562	April 03, 2023	(635)
MEL	USD	2,149,458	CHF	1,978,871	April 12, 2023	(16,056)
MEL	USD	422,109	EUR	389,197	April 03, 2023	(50)
MEL	USD	38,976	EUR	35,893	April 04, 2023	41
MEL	USD	30,110	EUR	27,822	April 06, 2023	(74)
MEL	USD	7,374	EUR	6,758	April 12, 2023	40
MEL	USD	33,080	EUR	30,439	May 12, 2023	(12)
MEL	USD	7,258	GBP	5,995	April 06, 2023	(139)
MEL	USD	150,765	GBP	125,231	April 13, 2023	(3,766)
MEL	USD	64,008	GBP	52,954	April 27, 2023	(1,357)
MEL	USD	64,063	GBP	52,993	May 02, 2023	(1,358)
MEL	USD	152,823	GBP	124,876	May 03, 2023	(1,342)
MEL	USD	44,861	GBP	36,932	May 04, 2023	(734)
MEL	USD	11,429	GBP	9,339	May 05, 2023	(101)
MEL	USD	25,992	GBP	21,070	May 10, 2023	(23)
MEL	USD	22,127	GBP	17,936	May 12, 2023	(20)
MEL	USD	20,383	GBP	16,521	May 16, 2023	(19)
MEL	USD	75,742	GBP	61,393	May 18, 2023	(74)
MEL	USD	9,164	HKD	71,809	April 13, 2023	10
MEL	USD	7,085	HKD	55,520	April 17, 2023	6
MEL	USD	9,924	HKD	77,792	May 04, 2023	(3)
MEL	USD	14,698	ILS	52,729	April 04, 2023	34
MEL	USD	21,448	JPY	2,753,660	April 27, 2023	616
MEL	USD	47,323	JPY	6,305,852	May 30, 2023	(601)
MEL	USD	2,034	JPY	266,900	June 01, 2023	5
MEL	USD	19,430	JPY	2,532,150	June 13, 2023	145
MEL	USD	3,622	NZD	5,812	April 03, 2023	(12)
MEL	USD	14,908	NZD	24,054	April 06, 2023	(133)
					Net Depreciation	$(17,773)
See Notes to Schedule of Investments.

March 31, 2023

EMPOWER FUNDS, INC.
EMPOWER INTERNATIONAL INDEX FUND
Schedule of Investments
As of March 31, 2023 (Unaudited)
Counterparty Abbreviations:
CGM	Citigroup Global Markets
MEL	Mellon Capital
Currency Abbreviations
AUD	Australian Dollar
CHF	Swiss Franc
EUR	Euro Dollar
GBP	British Pound
HKD	Hong Kong Dollar
ILS	Israeli New Shekel
JPY	Japanese Yen
NZD	New Zealand Dollar
SEK	Swedish Krona
USD	U.S. Dollar
Summary of Investments by Country as of March 31, 2023.
Country	Fair Value	Percentage of Fund Investments
Japan	$345,272,605	19.92%
United Kingdom	226,497,035	13.07
France	192,301,889	11.09
Switzerland	169,315,230	9.77
United States	137,005,025	7.90
Germany	136,742,101	7.89
Australia	117,848,690	6.80
Netherlands	79,148,091	4.57
Sweden	50,279,087	2.90
Denmark	48,860,221	2.82
Hong Kong	42,870,795	2.47
Spain	42,105,854	2.43
Italy	32,772,437	1.89
Singapore	24,153,879	1.39
Finland	19,347,163	1.12
Ireland	17,952,172	1.04
Belgium	14,024,142	0.81
Israel	10,808,129	0.62
Norway	10,597,684	0.61
New Zealand	3,925,144	0.23
Luxembourg	3,474,372	0.20
Austria	3,009,798	0.17
Portugal	2,955,425	0.17
Macau	899,069	0.05
Chile	806,451	0.05
Jordan	335,867	0.02
United Arab Emirates	443	0.00
Total	$1,733,308,798	100.00%
See Notes to Schedule of Investments.

March 31, 2023

EMPOWER FUNDS, INC.
EMPOWER INTERNATIONAL INDEX FUND
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser,  Empower Capital Management, LLC (ECM or the Adviser), to complete valuation determinations under those policies and procedures.  Pursuant to Rule 2a-5 under the 1940 Act, the Board of Directors approved the Adviser as the Fund’s valuation designee to make all fair value determinations with respect to the Fund’s investments, subject to oversight by the Board of Directors.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
For private equity securities that are not traded on an exchange, an appropriate source, which may include the use of an internally developed or approved valuation model, a different external pricing vendor, or sourcing a price from a broker will be used. Valuation of these securities will be reviewed regularly by the Fair Value Pricing Committee.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Investments in shares of the underlying mutual funds are valued at the net asset value as reported by the underlying mutual fund, which may be obtained from pricing services or other pricing sources.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used. For derivatives traded over-the-counter (OTC), independent pricing services will be utilized when possible. If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

March 31, 2023

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Preferred Stock	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include exchange prices.
Rights	Exchange traded close price, bids and evaluated bids.
Government Money Market Mutual Funds	Net asset value of underlying mutual fund.
Short Term Investments	Maturity date, credit quality and interest rates.
Futures Contracts	Exchange traded close price.
Forward Foreign Currency Contracts	Foreign currency spot and forward rates.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of March 31, 2023, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector or geography classifications, as applicable, are included in the Schedule of Investments.

March 31, 2023

	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Common Stock
Basic Materials	$—	$106,738,157	$—	$106,738,157
Communications	4,291,889	76,408,291	—	80,700,180
Consumer, Cyclical	361,695	216,770,073	—	217,131,768
Consumer, Non-cyclical	6,143,957	405,606,947	443	411,751,347
Diversified	825,179	372,722	—	1,197,901
Energy	—	75,266,774	—	75,266,774
Financial	1,247,924	318,181,561	—	319,429,485
Industrial	—	223,938,354	—	223,938,354
Technology	1,959,400	97,359,027	—	99,318,427
Utilities	—	52,543,903	—	52,543,903
	14,830,044	1,573,185,809	443	1,588,016,296
Preferred Stock	—	8,268,527	—	8,268,527
Rights	—	—	18,950	18,950
Government Money Market Mutual Funds	5,164,000	—	—	5,164,000
Short Term Investments	—	131,841,025	—	131,841,025
Total investments, at fair value:	19,994,044	1,713,295,361	19,393	1,733,308,798
Other Financial Investments:
Forward Foreign Currency Contracts(a)	—	11,025	—	11,025
Futures Contracts(a)	1,686,151	—	—	1,686,151
Total Assets	$21,680,195	$1,713,306,386	$19,393	$1,735,005,974
Liabilities
Other Financial Investments:
Forward Foreign Currency Contracts(a)	—	(28,798)	—	(28,798)
Total Liabilities	$0	$(28,798)	$—	$(28,798)
(a)	Forward Foreign Currency Contracts and Futures Contracts are reported at the security's unrealized appreciation (depreciation), which represents the change in the contract's value from trade date.
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
Futures Contracts
The Fund uses futures contracts to equitize cash. A futures contract is an agreement between two parties to buy or sell a specified underlying investment for a fixed price at a specified future date. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities that comprise the index, or that the clearinghouse will fail to perform its obligations. The Fund held an average of 300 long futures contracts and an average of 0 short futures contracts for the reporting period.

March 31, 2023

Forward Foreign Currency Contracts
The Fund enters into OTC forward foreign currency contracts (forward contracts) primarily to capture potential returns from changes in currency exchange rates or to reduce the risk of undesired currency exposure.  A forward contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate.  The Fund held an average foreign currency contracts notional amount of $5,071,009 in forward contracts for the reporting period.

March 31, 2023